Reverse Recapitalization - Additional Information (Detail) $ / shares in Units, $ in Millions	Sep. 13, 2021 USD ($) Day $ / shares shares	Sep. 09, 2021 USD ($) $ / shares shares	Sep. 08, 2021 shares	Sep. 30, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Common Stock, Shares, Outstanding			31,625	113,324,000	34,692,000	31,074,000
Common Class B To Common Class A [Member]
Conversion of Stock, Shares Issued			7,900,000
Common Stock With Performance Terms [Member]
Common Stock, Shares, Outstanding		2,400,000
Common Stock, Conversion Terms, Lockup Period		7 years
Common Class A [Member]
Common Stock, Shares, Outstanding				113,300,000	34,700,000
Osprey Technology Acquisition Corp [Member]
Common Stock, Shares, Outstanding			10,250
Osprey Technology Acquisition Corp [Member] | Common Class A [Member]
Sale of Stock, Number of Shares Issued in Transaction		18,000,000.0
Sale of Stock, Price Per Share | $ / shares		$ 10.00
Sale of Stock, Consideration Received on Transaction | $		$ 180.0
Stock Redeemed or Called During Period, Shares		21,400,000
Conversion of Stock, Shares Converted			7,900,000
Osprey Technology Acquisition Corp [Member] | Common Class A [Member] | Palantir Technologies Inc [Member]
Sale of Stock, Number of Shares Issued in Transaction	800,000
Sale of Stock, Price Per Share | $ / shares	$ 10.00
Sale of Stock, Consideration Received on Transaction | $	$ 8.0
Sale of Stock, Number of Days Subsequent to Transaction | Day	2
Osprey Technology Acquisition Corp [Member] | Common Class A [Member] | Legacy Black Sky [Member]
Sale of Stock, Number of Shares Issued in Transaction	79,000,000.0